Equity-accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Revenues	$ 1,008,112	$ 1,103,255	$ 2,042,483
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations	584,685	482,767	401,966
Income from vessel operations	314,579	204,042	164,319
Realized and unrealized (loss) gain on non-designated derivative instruments	(94,760)	(72,305)	21,768
Net income (loss)	152,144	141,235	(6,188)
Equity Income (Loss)	77,333	(14,523)	61,054
Interest Rate Swap Agreements | Unrealized Gain Loss [Member]
Schedule of Equity Method Investments [Line Items]
Equity Income (Loss)	(19,100)	(12,900)	$ 17,600
Other assets – current
Schedule of Equity Method Investments [Line Items]
Current assets	180,673	146,637
Other liabilities – current
Schedule of Equity Method Investments [Line Items]
Current liabilities	232,466	188,665
Other liabilities – non-current
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	350,057	224,903
Other assets – non-current
Schedule of Equity Method Investments [Line Items]
Non-current assets	216,331	169,925
Vessels and Equipment
Schedule of Equity Method Investments [Line Items]
Non-current assets	1,912,776	3,045,393
Cash and Restricted Cash
Schedule of Equity Method Investments [Line Items]
Current assets	400,816	375,800
Net investment in direct financing leases
Schedule of Equity Method Investments [Line Items]
Non-current assets	5,237,791	4,469,861
Current portion of long-term debt and obligations related to finance leases
Schedule of Equity Method Investments [Line Items]
Current liabilities	582,767	557,685
Long-term Debt And Finance Lease Obligations
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 4,853,791	$ 5,130,656